Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
September 25, 2006
August 30, 2006
August 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Determination Date 18-Sep-06 Accrual Periods: Begin End
Record Date - X, P, R 30-Aug-06 Libor Certificates 8/25/2006 9/24/2006
Record Date - others 22-Sep-06 Others 8/1/2006 8/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.42938% $132,184,000.00 $132,184,000.00 $641,140.93 $617,999.78 $1,259,140.71 N/A N/A $131,542,859.07
A2 5.36438% $416,516,000.00 $416,516,000.00 $3,633,319.45 $1,924,023.70 $5,557,343.15 N/A N/A $412,882,680.55
A3 5.43438% $71,299,000.00 $71,299,000.00 $0.00 $333,651.16 $333,651.16 N/A N/A $71,299,000.00
A4 5.46438% $176,096,000.00 $176,096,000.00 $0.00 $828,608.87 $828,608.87 N/A N/A $176,096,000.00
A5 5.63438% $74,063,000.00 $74,063,000.00 $0.00 $359,340.88 $359,340.88 N/A N/A $74,063,000.00
M1 5.60438% $35,688,000.00 $35,688,000.00 $0.00 $172,230.07 $172,230.07 0.00 $0.00 $35,688,000.00
M2 5.62438% $29,391,000.00 $29,391,000.00 $0.00 $142,346.96 $142,346.96 0.00 $0.00 $29,391,000.00
M3 5.64438% $17,844,000.00 $17,844,000.00 $0.00 $86,729.66 $86,729.66 0.00 $0.00 $17,844,000.00
M4 5.69438% $15,745,000.00 $15,745,000.00 $0.00 $77,205.51 $77,205.51 0.00 $0.00 $15,745,000.00
M5 5.70438% $15,745,000.00 $15,745,000.00 $0.00 $77,341.09 $77,341.09 0.00 $0.00 $15,745,000.00
M6 5.77438% $14,170,000.00 $14,170,000.00 $0.00 $70,458.66 $70,458.66 0.00 $0.00 $14,170,000.00
M7 6.12438% $13,120,000.00 $13,120,000.00 $0.00 $69,191.88 $69,191.88 0.00 $0.00 $13,120,000.00
M8 6.27438% $8,397,000.00 $8,397,000.00 $0.00 $45,368.47 $45,368.47 0.00 $0.00 $8,397,000.00
M9 7.22438% $6,823,000.00 $6,823,000.00 $0.00 $42,445.84 $42,445.84 0.00 $0.00 $6,823,000.00
B 7.25957% $10,497,000.00 $10,497,000.00 $0.00 $70,725.22 $70,725.22 0.00 $0.00 $10,497,000.00
X N/A $12,071,741.85 $12,071,741.85 $0.00 $1,635,257.25 $1,635,257.25 N/A $0.00 $12,071,741.85
P N/A $100.00 $100.00 $0.00 $21,664.00 $21,664.00 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,049,649,741.85 $1,049,649,741.85 $4,274,460.38 $6,574,589.00 $10,849,049.38 $0.00 $0.00 $1,045,375,281.47
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 32027GAA4 $1,000.00000000 $4.85036714 $4.67529943 $0.00000000 $995.14963286 LIBOR 5.32438%
A2 32027GAB2 $1,000.00000000 $8.72312096 $4.61932723 $0.00000000 $991.27687904 Swap Libor 5.32438%
A3 32027GAC0 $1,000.00000000 $0.00000000 $4.67960504 $0.00000000 $1,000.00000000
A4 32027GAD8 $1,000.00000000 $0.00000000 $4.70543834 $0.00000000 $1,000.00000000
A5 32027GAE6 $1,000.00000000 $0.00000000 $4.85182723 $0.00000000 $1,000.00000000
M1 32027GAF3 $1,000.00000000 $0.00000000 $4.82599389 $0.00000000 $1,000.00000000
M2 32027GAG1 $1,000.00000000 $0.00000000 $4.84321595 $0.00000000 $1,000.00000000
M3 32027GAH9 $1,000.00000000 $0.00000000 $4.86043824 $0.00000000 $1,000.00000000
M4 32027GAJ5 $1,000.00000000 $0.00000000 $4.90349381 $0.00000000 $1,000.00000000
M5 32027GAK2 $1,000.00000000 $0.00000000 $4.91210480 $0.00000000 $1,000.00000000
M6 32027GAL0 $1,000.00000000 $0.00000000 $4.97238250 $0.00000000 $1,000.00000000
M7 32027GAM8 $1,000.00000000 $0.00000000 $5.27377134 $0.00000000 $1,000.00000000
M8 32027GAN6 $1,000.00000000 $0.00000000 $5.40293795 $0.00000000 $1,000.00000000
M9 32027GAP1 $1,000.00000000 $0.00000000 $6.22099370 $0.00000000 $1,000.00000000
B 32027GAQ9 $1,000.00000000 $0.00000000 $6.73766028 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.42938% $617,999.78 $0.00 $0.00 $0.00 $0.00 N/A $617,999.78 $0.00
A2 5.36438% $1,924,023.70 $0.00 $0.00 $0.00 $0.00 N/A $1,924,023.70 $0.00
A3 5.43438% $333,651.16 $0.00 $0.00 $0.00 $0.00 N/A $333,651.16 $0.00
A4 5.46438% $828,608.87 $0.00 $0.00 $0.00 $0.00 N/A $828,608.87 $0.00
A5 5.63438% $359,340.88 $0.00 $0.00 $0.00 $0.00 N/A $359,340.88 $0.00
M1 5.60438% $172,230.07 $0.00 $0.00 $0.00 $0.00 $0.00 $172,230.07 $0.00
M2 5.62438% $142,346.96 $0.00 $0.00 $0.00 $0.00 $0.00 $142,346.96 $0.00
M3 5.64438% $86,729.66 $0.00 $0.00 $0.00 $0.00 $0.00 $86,729.66 $0.00
M4 5.69438% $77,205.51 $0.00 $0.00 $0.00 $0.00 $0.00 $77,205.51 $0.00
M5 5.70438% $77,341.09 $0.00 $0.00 $0.00 $0.00 $0.00 $77,341.09 $0.00
M6 5.77438% $70,458.66 $0.00 $0.00 $0.00 $0.00 $0.00 $70,458.66 $0.00
M7 6.12438% $69,191.88 $0.00 $0.00 $0.00 $0.00 $0.00 $69,191.88 $0.00
M8 6.27438% $45,368.47 $0.00 $0.00 $0.00 $0.00 $0.00 $45,368.47 $0.00
M9 7.22438% $42,445.84 $0.00 $0.00 $0.00 $0.00 $0.00 $42,445.84 $0.00
B 7.82438% $65,619.86 $0.00 $5,105.36 $5,105.36 $0.00 $0.00 $70,725.22 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 5,105.36
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 5,105.36
Deposits: remaining amounts from Waterfall 1,635,257.25 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 A) Advances required to be made by Servicer 6,008,383.49
Withdrawal : to X, remaining amounts 1,635,257.25 B) Advances actually made by Servicer 6,008,383.49
Ending Balance 1,000.00 C) Excess of A over B 0.00
Swap Notional Balance 0.00
Swap Payment made by the swap provider to the trust 0.00
Swap Payment made by the trust to the swap provider 0.00
Reconciliation:
Available funds (A):
Supplemental Interest Trust (Interest Rate Cap Account):
Servicer remittance 10,857,796.47
Begininning Balance 1,000.00 Net Funds from Basis Risk account 0.00
Deposit into Cap Account: 0.00 Swap Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 10,857,796.47
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Credit Risk Manager's Fee 8,747.09
Withdrawal : to X, remaining amounts 0.00 Payments to Counterparty from Swap Trust 0.00
Ending Balance 1,000.00 Total interest distributed 6,574,589.00
Total principal distributed 4,274,460.38
10,857,796.47
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 12,071,741.85
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 12,071,741.85
B) Ending Collateral Balance 1,045,375,281.47 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.000%
E) Class M-1 Enhancement % 13.756%
F) Applicable Delinq Limit % (If Snr < 0, 58% of M-1 Enh % , 41.65% of Snr Enh %) 7.151%
Excess interest distributions:
G) Cumulative Realized Losses 0.00 Excess available interest (includes OC release) (A): 1,640,362.61
H) Original Collateral Balance 1,049,649,741.85
I) Cumulative Loss % ( G / H) 0.000% 1) as additional principal to certificates 0.00
J) Applicable Cumulative Loss Limit % (not applicable until Sept 2008) N/A 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Basis Risk Payments 5,105.36
A Trigger Event will occur if either (1) or (2) is True: 4) To Class P 0.00
1) Rolling Three Month Delinq % >= Limit ( D > = F ) NO 5) to Swap Account 1,635,257.25
2) Cumultive Loss % exceeds applicable limit % ( I > J ) NO 6) Remaining Amounts to LT-R 0.00
NO
(B): 1,640,362.61
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Enhancement Percentage
17.170%
Senior Enhancement Percentage for purposes of Stepdown 17.170%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) September 2009 NO
(y) Date when Senior Enhancement % >= 34.20%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,049,649,741.85
4,274,460.38
0.00
1,045,375,281.47
332,266.98
3,313,497.74
184,219.63
0.00
444,476.03
4,274,460.38
6,999,026.31
437,354.22
0.00
0.00
0.00
0.00
0.00
6,561,672.09
21,664.00
0.00
10,857,796.47
5,616
5,597
0.9959277269
8.00156%
7.50156%
12.48767%
0.00
0.00
0.00
0.00
695,983.84
3
6
0.00
0.00
437,354.22
0.00
0.00
0.00
0.00
0.00
159,449,502.42
641,140.93
0.00
158,808,361.49
60,892.05
129,777.68
5,995.17
0.00
444,476.03
641,140.93
1,069,251.15
66,437.25
0.00
0.00
0.00
0.00
0.00
1,002,813.90
0.00
0.00
1,643,954.83
1,385
1,378
0.9959790346
8.04707%
7.54707%
12.44110%
0.00
0.00
0.00
0.00
0.00
0
6
0.00
0.00
66,437.25
0.00
0.00
0.00
0.00
0.00
890,200,239.43
3,633,319.45
0.00
886,566,919.98
271,374.93
3,183,720.06
178,224.46
0.00
0.00
3,633,319.45
5,929,775.16
370,916.97
0.00
0.00
0.00
0.00
0.00
5,558,858.19
21,664.00
0.00
9,213,841.64
4,231
4,219
0.9959185369
7.99340%
7.49340%
12.49601%
0.00
0.00
0.00
0.00
695,983.84
3
0
0.00
0.00
370,916.97
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,432 102,293,328.89 9.79% 594 43,845,528.98 27.61% 838 58,447,799.91 6.59%
100K to 199.99K
2,480 358,265,817.50 34.27% 712 97,627,806.01 61.48% 1,768 260,638,011.49 29.40%
200K to 299.99K
903 218,706,181.18 20.92% 68 15,995,885.76 10.07% 835 202,710,295.42 22.86%
300K to 399.99K
363 124,792,288.98 11.94% 4 1,339,140.74 0.84% 359 123,453,148.24 13.92%
400K to 499.99K
199 88,718,606.25 8.49% 0 0.00 0.00% 199 88,718,606.25 10.01%
500K to 599.99K
94 51,309,469.29 4.91% 0 0.00 0.00% 94 51,309,469.29 5.79%
600K to 699.99K
50 32,358,399.44 3.10% 0 0.00 0.00% 50 32,358,399.44 3.65%
700K to 799.99K
32 23,656,342.32 2.26% 0 0.00 0.00% 32 23,656,342.32 2.67%
800K to 899.99K
10 8,506,780.32 0.81% 0 0.00 0.00% 10 8,506,780.32 0.96%
900K to 999.99K
12 11,423,155.77 1.09% 0 0.00 0.00% 12 11,423,155.77 1.29%
1000K to 1099.99K
9 9,347,989.99 0.89% 0 0.00 0.00% 9 9,347,989.99 1.05%
1100K to 1199.99K
7 7,955,263.83 0.76% 0 0.00 0.00% 7 7,955,263.83 0.90%
1200K to 1299.99K
4 5,051,657.71 0.48% 0 0.00 0.00% 4 5,051,657.71 0.57%
1400K to 1499.99K
1 1,410,000.00 0.13% 0 0.00 0.00% 1 1,410,000.00 0.16%
1500K to 1599.99K
1 1,580,000.00 0.15% 0 0.00 0.00% 1 1,580,000.00 0.18%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1400K to 1499.99K 1500K to 1599.99K
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.49%
1 455,350.21 0.04% 0 0.00 0.00% 1 455,350.21 0.05%
5.50% - 5.99%
27 6,124,664.36 0.59% 7 1,062,474.81 0.67% 20 5,062,189.55 0.57%
6.00% - 6.49%
81 17,228,098.11 1.65% 34 5,206,948.56 3.28% 47 12,021,149.55 1.36%
6.50% - 6.99%
511 120,579,023.82 11.53% 151 21,108,111.51 13.29% 360 99,470,912.31 11.22%
7.00% - 7.49%
744 165,588,070.73 15.84% 205 28,497,620.53 17.94% 539 137,090,450.20 15.46%
7.50% - 7.99%
1,367 276,433,058.45 26.44% 301 35,503,407.45 22.36% 1,066 240,929,651.00 27.18%
8.00% - 8.49%
887 156,152,178.63 14.94% 182 18,769,657.78 11.82% 705 137,382,520.85 15.50%
8.50% - 8.99%
895 156,055,311.89 14.93% 159 16,469,505.72 10.37% 736 139,585,806.17 15.74%
9.00% - 9.49%
440 63,456,919.74 6.07% 104 11,065,075.62 6.97% 336 52,391,844.12 5.91%
9.50% - 9.99%
352 49,574,129.53 4.74% 101 9,264,907.53 5.83% 251 40,309,222.00 4.55%
10.00% - 10.49%
129 15,343,859.25 1.47% 51 4,592,308.60 2.89% 78 10,751,550.65 1.21%
10.50% - 10.99%
84 9,504,688.59 0.91% 40 3,817,877.73 2.40% 44 5,686,810.86 0.64%
11.00% - 11.49%
44 5,582,809.93 0.53% 21 1,781,114.14 1.12% 23 3,801,695.79 0.43%
11.50% - 11.99%
29 2,780,404.67 0.27% 17 1,195,813.79 0.75% 12 1,584,590.88 0.18%
12.00% - 12.49%
6 516,713.56 0.05% 5 473,537.72 0.30% 1 43,175.84 0.00%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.04%
Group 2 Weighted Average Rate: 7.99%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
6 2,743,864.74 0.32% 0 0.00 0.00% 6 2,743,864.74 0.37%
3.00% - 3.99%
3 887,951.56 0.10% 0 0.00 0.00% 3 887,951.56 0.12%
4.00% - 4.99%
2 612,000.00 0.07% 0 0.00 0.00% 2 612,000.00 0.08%
5.00% - 5.99%
3,405 720,077,462.08 82.89% 760 95,793,364.29 73.99% 2,645 624,284,097.79 84.45%
6.00% - 6.99%
887 144,238,768.82 16.60% 311 33,681,071.90 26.01% 576 110,557,696.92 14.96%
7.00% - 7.99%
1 132,966.92 0.02% 0 0.00 0.00% 1 132,966.92 0.02%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.67%
Group 2 Weighted Average Margin: 5.58%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
12 2,885,201.56 0.33% 4 664,495.81 0.51% 8 2,220,705.75 0.30%
6.00% - 6.99%
471 114,457,370.06 13.18% 159 22,982,126.89 17.75% 312 91,475,243.17 12.37%
7.00% - 7.99%
1,771 390,087,114.58 44.91% 430 56,255,255.91 43.45% 1,341 333,831,858.67 45.16%
8.00% - 8.99%
1,314 252,656,943.18 29.08% 243 26,088,480.38 20.15% 1,071 226,568,462.80 30.65%
9.00% - 9.99%
525 82,841,969.24 9.54% 137 14,462,672.70 11.17% 388 68,379,296.54 9.25%
10.00% - 10.99%
150 18,512,191.23 2.13% 65 6,221,103.62 4.80% 85 12,291,087.61 1.66%
11.00% - 11.99%
55 6,735,510.71 0.78% 28 2,326,763.16 1.80% 27 4,408,747.55 0.60%
12.00% - 12.99%
6 516,713.56 0.06% 5 473,537.72 0.37% 1 43,175.84 0.01%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.96%
Group 2 Weighted Average Lifetime Rate Floor: 7.96%

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
12 2,885,201.56 0.33% 4 664,495.81 0.51% 8 2,220,705.75 0.30%
12.00% - 12.99%
471 114,457,370.06 13.18% 159 22,982,126.89 17.75% 312 91,475,243.17 12.37%
13.00% - 13.99%
1,771 390,087,114.58 44.91% 430 56,255,255.91 43.45% 1,341 333,831,858.67 45.16%
14.00% - 14.99%
1,314 252,656,943.18 29.08% 243 26,088,480.38 20.15% 1,071 226,568,462.80 30.65%
15.00% - 15.99%
525 82,841,969.24 9.54% 137 14,462,672.70 11.17% 388 68,379,296.54 9.25%
16.00% - 16.99%
150 18,512,191.23 2.13% 65 6,221,103.62 4.80% 85 12,291,087.61 1.66%
17.00% - 17.99%
55 6,735,510.71 0.78% 28 2,326,763.16 1.80% 27 4,408,747.55 0.60%
18.00% - 18.99%
6 516,713.56 0.06% 5 473,537.72 0.37% 1 43,175.84 0.01%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.96%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.96%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,304 868,693,014.12 100.00% 1,071 129,474,436.19 100.00% 3,233 739,218,577.93 100.00%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,304 868,693,014.12 100.00% 1,071 129,474,436.19 100.00% 3,233 739,218,577.93 100.00%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
4,304 868,693,014.12 100.00% 1,071 129,474,436.19 100.00% 3,233 739,218,577.93 100.00%
Total
4,304
868,693,014.12
100.00%
1,071
129,474,436.19
100.00%
3,233
739,218,577.93
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
172 40,484,167.42 3.87% 23 2,049,493.02 1.29% 149 38,434,674.40 4.34%
3 Units
10 2,508,887.56 0.24% 1 56,104.14 0.04% 9 2,452,783.42 0.28%
4 Units
10 3,117,281.06 0.30% 0 0.00 0.00% 10 3,117,281.06 0.35%
Condominium
431 82,573,556.46 7.90% 128 15,344,534.57 9.66% 303 67,229,021.89 7.58%
Modular Home
2 277,487.40 0.03% 1 149,687.72 0.09% 1 127,799.68 0.01%
Planned Unit Development
887 203,951,192.56 19.51% 166 23,897,574.94 15.05% 721 180,053,617.62 20.31%
Single Family
4,085 712,462,709.01 68.15% 1,059 117,310,967.10 73.87% 3,026 595,151,741.91 67.13%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Property Type
Type

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
1 277,500.00 0.03% 0 0.00 0.00% 1 277,500.00 0.03%
2006
5,596 1,045,097,781.47 99.97% 1,378 158,808,361.49 100.00% 4,218 886,289,419.98 99.97%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 59,906.10 0.01% 0 0.00 0.00% 1 59,906.10 0.01%
15.00%-19.99%
2 109,833.65 0.01% 0 0.00 0.00% 2 109,833.65 0.01%
20.00%-24.99%
2 94,556.08 0.01% 0 0.00 0.00% 2 94,556.08 0.01%
25.00%-29.99%
7 352,507.49 0.03% 0 0.00 0.00% 7 352,507.49 0.04%
30.00%-34.99%
5 343,560.00 0.03% 0 0.00 0.00% 5 343,560.00 0.04%
35.00%-39.99%
7 1,193,537.37 0.11% 3 273,645.75 0.17% 4 919,891.62 0.10%
40.00%-44.99%
15 2,275,381.68 0.22% 1 118,551.35 0.07% 14 2,156,830.33 0.24%
45.00%-49.99%
25 4,843,924.54 0.46% 2 199,643.77 0.13% 23 4,644,280.77 0.52%
50.00%-54.99%
35 5,284,586.43 0.51% 3 283,100.68 0.18% 32 5,001,485.75 0.56%
55.00%-59.99%
40 5,787,000.43 0.55% 3 322,325.57 0.20% 37 5,464,674.86 0.62%
60.00%-64.99%
62 10,387,931.73 0.99% 2 191,874.80 0.12% 60 10,196,056.93 1.15%
65.00%-69.99%
86 16,342,023.56 1.56% 8 876,650.85 0.55% 78 15,465,372.71 1.74%
70.00%-74.99%
112 23,127,901.05 2.21% 5 647,585.74 0.41% 107 22,480,315.31 2.54%
75.00%-79.99%
545 97,454,081.61 9.32% 129 16,004,187.25 10.08% 416 81,449,894.36 9.19%
80.00%-84.99%
2,877 597,761,263.15 57.18% 734 88,624,314.64 55.81% 2,143 509,136,948.51 57.43%
85.00%-89.99%
228 37,906,159.54 3.63% 15 1,766,823.31 1.11% 213 36,139,336.23 4.08%
90.00%-94.99%
409 72,182,093.11 6.90% 50 6,604,466.86 4.16% 359 65,577,626.25 7.40%
95.00%-99.99%
266 49,621,449.95 4.75% 54 6,348,722.84 4.00% 212 43,272,727.11 4.88%
100.0%-105.0%
873 120,247,584.00 11.50% 369 36,546,468.08 23.01% 504 83,701,115.92 9.44%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 85
Group 2 Weighted Average LTV: 82
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
48 5,712,821.47 0.55% 1 170,100.00 0.11% 47 5,542,721.47 0.63%
217 - 240
3 350,717.06 0.03% 0 0.00 0.00% 3 350,717.06 0.04%
337 - 360
4,181 745,207,726.77 71.29% 1,065 117,372,055.16 73.91% 3,116 627,835,671.61 70.82%
457 - 480
571 106,430,903.13 10.18% 136 17,457,603.10 10.99% 435 88,973,300.03 10.04%
481 +
794 187,673,113.04 17.95% 176 23,808,603.23 14.99% 618 163,864,509.81 18.48%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 407
Group 2 Weighted Average Remaining Amortization Months: 413

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 6,315,588.12 0.60% 1 170,100.00 0.11% 50 6,145,488.12 0.69%
217 - 240
3 350,717.06 0.03% 0 0.00 0.00% 3 350,717.06 0.04%
337 - 360
5,543 1,038,708,976.29 99.36% 1,377 158,638,261.49 99.89% 4,166 880,070,714.80 99.27%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 358
Group 2 Weighted Average Remaining Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
48 5,712,821.47 0.55% 1 170,100.00 0.11% 47 5,542,721.47 0.63%
217 - 240
3 350,717.06 0.03% 0 0.00 0.00% 3 350,717.06 0.04%
337 - 360
4,181 745,207,726.77 71.29% 1,065 117,372,055.16 73.91% 3,116 627,835,671.61 70.82%
457 - 480
571 106,430,903.13 10.18% 136 17,457,603.10 10.99% 435 88,973,300.03 10.04%
481 +
794 187,673,113.04 17.95% 176 23,808,603.23 14.99% 618 163,864,509.81 18.48%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 409
Group 2 Weighted Average Original Amortization Months: 415
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 6,315,588.12 0.60% 1 170,100.00 0.11% 50 6,145,488.12 0.69%
217 - 240
3 350,717.06 0.03% 0 0.00 0.00% 3 350,717.06 0.04%
337 - 360
5,543 1,038,708,976.29 99.36% 1,377 158,638,261.49 99.89% 4,166 880,070,714.80 99.27%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
61 7,335,176.59 0.70% 19 1,451,055.96 0.91% 42 5,884,120.63 0.66%
ARIZONA
117 25,220,595.72 2.41% 23 3,533,346.89 2.22% 94 21,687,248.83 2.45%
ARKANSAS
31 2,769,121.25 0.26% 11 894,273.26 0.56% 20 1,874,847.99 0.21%
CALIFORNIA
557 221,027,387.66 21.14% 19 3,487,265.74 2.20% 538 217,540,121.92 24.54%
COLORADO
88 17,848,712.17 1.71% 33 4,869,151.09 3.07% 55 12,979,561.08 1.46%
CONNECTICUT
28 5,217,238.32 0.50% 6 939,493.34 0.59% 22 4,277,744.98 0.48%
DELAWARE
4 691,525.56 0.07% 2 247,975.56 0.16% 2 443,550.00 0.05%
DISTRICT OF COLUMBIA
4 1,175,876.42 0.11% 1 235,998.47 0.15% 3 939,877.95 0.11%
FLORIDA
449 91,240,710.44 8.73% 65 8,604,593.59 5.42% 384 82,636,116.85 9.32%
GEORGIA
282 45,637,029.95 4.37% 96 12,192,923.98 7.68% 186 33,444,105.97 3.77%
IDAHO
23 3,072,834.74 0.29% 3 305,275.74 0.19% 20 2,767,559.00 0.31%
ILLINOIS
417 75,712,229.91 7.24% 98 11,584,527.42 7.29% 319 64,127,702.49 7.23%
INDIANA
193 18,759,903.92 1.79% 75 6,600,847.72 4.16% 118 12,159,056.20 1.37%
IOWA
32 2,645,665.54 0.25% 7 645,315.29 0.41% 25 2,000,350.25 0.23%
KANSAS
21 2,108,208.85 0.20% 7 669,675.31 0.42% 14 1,438,533.54 0.16%
KENTUCKY
86 8,664,666.37 0.83% 34 3,345,380.81 2.11% 52 5,319,285.56 0.60%
LOUISIANA
21 2,494,613.21 0.24% 6 598,339.93 0.38% 15 1,896,273.28 0.21%
MAINE
18 2,739,603.51 0.26% 3 434,068.30 0.27% 15 2,305,535.21 0.26%
MARYLAND
112 27,702,114.65 2.65% 22 4,225,829.61 2.66% 90 23,476,285.04 2.65%
MASSACHUSETTS
94 23,060,837.50 2.21% 11 1,769,677.75 1.11% 83 21,291,159.75 2.40%
MICHIGAN
256 33,960,223.39 3.25% 87 8,984,674.13 5.66% 169 24,975,549.26 2.82%
MINNESOTA
141 25,978,645.24 2.49% 33 4,793,531.20 3.02% 108 21,185,114.04 2.39%
MISSISSIPPI
19 1,937,250.72 0.19% 7 716,933.13 0.45% 12 1,220,317.59 0.14%
MISSOURI
97 11,570,681.45 1.11% 31 3,194,810.78 2.01% 66 8,375,870.67 0.94%
MONTANA
3 313,439.37 0.03% 1 64,272.76 0.04% 2 249,166.61 0.03%
NEBRASKA
12 1,189,721.86 0.11% 6 524,013.36 0.33% 6 665,708.50 0.08%
NEVADA
96 22,645,817.65 2.17% 13 2,109,076.37 1.33% 83 20,536,741.28 2.32%
NEW HAMPSHIRE
14 3,392,021.66 0.32% 1 202,207.56 0.13% 13 3,189,814.10 0.36%
NEW JERSEY
102 27,258,718.56 2.61% 17 2,992,891.79 1.88% 85 24,265,826.77 2.74%
NEW MEXICO
18 3,018,931.35 0.29% 1 91,068.64 0.06% 17 2,927,862.71 0.33%
NEW YORK
216 50,727,948.64 4.85% 43 3,882,204.00 2.44% 173 46,845,744.64 5.28%
NORTH CAROLINA
247 36,069,846.77 3.45% 71 7,867,780.82 4.95% 176 28,202,065.95 3.18%
NORTH DAKOTA
3 318,673.16 0.03% 0 0.00 0.00% 3 318,673.16 0.04%
OHIO
256 27,727,830.55 2.65% 89 7,910,066.20 4.98% 167 19,817,764.35 2.24%
OKLAHOMA
26 2,316,759.02 0.22% 11 859,610.03 0.54% 15 1,457,148.99 0.16%
OREGON
120 21,396,243.55 2.05% 30 4,386,792.23 2.76% 90 17,009,451.32 1.92%
PENNSYLVANIA
121 13,185,514.20 1.26% 37 2,984,132.29 1.88% 84 10,201,381.91 1.15%
RHODE ISLAND
22 5,711,794.79 0.55% 6 1,266,815.62 0.80% 16 4,444,979.17 0.50%
SOUTH CAROLINA
90 11,630,842.59 1.11% 33 3,284,456.52 2.07% 57 8,346,386.07 0.94%
SOUTH DAKOTA
4 555,050.14 0.05% 0 0.00 0.00% 4 555,050.14 0.06%
TENNESSEE
203 23,803,645.45 2.28% 68 6,279,374.51 3.95% 135 17,524,270.94 1.98%
TEXAS
406 49,624,561.07 4.75% 120 11,290,715.29 7.11% 286 38,333,845.78 4.32%
UTAH
164 30,191,679.69 2.89% 39 5,124,264.82 3.23% 125 25,067,414.87 2.83%
VERMONT
1 168,933.53 0.02% 0 0.00 0.00% 1 168,933.53 0.02%
VIRGINIA
77 15,437,395.93 1.48% 23 3,744,778.10 2.36% 54 11,692,617.83 1.32%
WASHINGTON
134 25,142,171.03 2.41% 40 6,243,641.49 3.93% 94 18,898,529.54 2.13%
WEST VIRGINIA
12 1,219,083.80 0.12% 5 576,378.37 0.36% 7 642,705.43 0.07%
WISCONSIN
98 13,522,804.03 1.29% 25 2,798,855.72 1.76% 73 10,723,948.31 1.21%
WYOMING
1 235,000.00 0.02% 0 0.00 0.00% 1 235,000.00 0.03%
Total
5,597
1,045,375,281.47
100.00%
1,378
158,808,361.49
100.00%
4,219
886,566,919.98
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
1
2
3
4
5
6
7
8
GEORGIA
ILLINOIS
TEXAS
MICHIGAN
FLORIDA
OHIO
NORTH CAROLINA
INDIANA
TENNESSEE
WASHINGTON
UTAH
COLORADO
MINNESOTA
OREGON
MARYLAND
NEW YORK
VIRGINIA
ARIZONA
CALIFORNIA
KENTUCKY
SOUTH CAROLINA
MISSOURI
NEW JERSEY
PENNSYLVANIA
WISCONSIN
NEVADA
MASSACHUSETTS
ALABAMA
RHODE ISLAND
CONNECTICUT
ARKANSAS
OKLAHOMA
MISSISSIPPI
KANSAS
IOWA
LOUISIANA
WEST VIRGINIA
NEBRASKA
MAINE
IDAHO
DELAWARE
DISTRICT OF
COLUMBIA
NEW HAMPSHIRE
NEW MEXICO
MONTANA
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ILLINOIS
NEW YORK
TEXAS
GEORGIA
NORTH CAROLINA
UTAH
MICHIGAN
NEW JERSEY
MARYLAND
ARIZONA
MASSACHUSETTS
MINNESOTA
NEVADA
OHIO
WASHINGTON
TENNESSEE
OREGON
COLORADO
INDIANA
VIRGINIA
WISCONSIN
PENNSYLVANIA
MISSOURI
SOUTH CAROLINA
ALABAMA
KENTUCKY
RHODE ISLAND
CONNECTICUT
NEW HAMPSHIRE
NEW MEXICO
IDAHO
MAINE
IOWA
LOUISIANA
ARKANSAS
OKLAHOMA
KANSAS
MISSISSIPPI
DISTRICT OF
COLUMBIA
NEBRASKA
WEST VIRGINIA
SOUTH DAKOTA
DELAWARE
NORTH DAKOTA
MONTANA
WYOMING
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,597
1,045,375,281.47
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,597
1,045,375,281.47
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,597
1,045,375,281.47
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,597
1,045,375,281.47
100.00%
0.00
All Groups
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,378
158,808,361.49
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,378
158,808,361.49
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,378
158,808,361.49
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,378
158,808,361.49
100.00%
0.00
Group 1
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,219
886,566,919.98
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,219
886,566,919.98
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,219
886,566,919.98
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,219
886,566,919.98
100.00%
0.00
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
# None #

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
# None #

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
4.28%
580,248.88
4.44%
3,361,944.52
4.42%
3,942,193.40
Life CPR
4.28% 4.44% 4.42%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Group 2
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
7 574,700.00 574,253.71 0.00 159,449,502.42
GROUP 2
12 3,186,250.00 3,183,720.06 0.00 890,200,239.43
TOTAL:
19
3,760,950.00
3,757,973.77
0.00
0.36%
99.64%
1
0.36%
99.64%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121345086 42,400.00 42,363.25 42,350.75 0.00 0.00 0.00 Repurchase 12.50 12.000%
0.00
121383160 75,000.00 74,994.51 74,988.98 0.00 0.00 0.00 Repurchase 5.53 9.400%
0.00
121383871 45,000.00 44,971.31 44,942.42 0.00 0.00 0.00 Repurchase 28.89 8.250%
0.00
121393193 129,900.00 129,818.85 129,777.68 0.00 0.00 0.00 Voluntary PIF
08/28/2006
41.17 11.625%
0.00
121395081 86,800.00 86,787.38 86,774.68 0.00 0.00 0.00 Repurchase 12.70 7.625%
0.00
121363055 142,400.00 142,346.39 142,292.30 0.00 0.00 0.00 Repurchase 54.09 10.750%
0.00
121391049 53,200.00 53,163.57 53,126.90 0.00 0.00 0.00 Repurchase 36.67 7.900%
0.00
Total:
7
574,700.00
574,445.26
191.55
574,253.71
0.00
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121351183 440,000.00 439,783.57 439,565.43 0.00 0.00 0.00 Voluntary PIF
08/17/2006
218.14 9.500%
0.00
121357917 96,000.00 95,989.52 95,978.97 0.00 0.00 0.00 Voluntary PIF
08/30/2006
10.55 8.375%
0.00
121378293 255,200.00 255,010.60 254,820.02 0.00 0.00 0.00 Voluntary PIF
08/16/2006
190.58 7.500%
0.00
121347496 321,500.00 321,500.00 321,500.00 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 9.200%
0.00
121382519 336,000.00 336,000.00 336,000.00 0.00 0.00 0.00 Voluntary PIF
08/01/2006
0.00 7.875%
0.00
121388953 46,800.00 46,780.37 46,760.57 0.00 0.00 0.00 Voluntary PIF
08/14/2006
19.80 10.250%
0.00
121345557 420,000.00 419,879.69 419,758.58 0.00 0.00 0.00 Voluntary PIF
08/31/2006
121.11 8.000%
13,436.15
121367064 135,350.00 135,121.93 135,006.92 0.00 0.00 0.00 Voluntary PIF
08/30/2006
115.01 6.875%
3,715.85
121378640 360,000.00 359,798.18 359,594.87 0.00 0.00 0.00 Voluntary PIF
08/21/2006
203.31 8.875%
0.00
121379796 492,000.00 491,686.27 491,370.38 0.00 0.00 0.00 Voluntary PIF
08/16/2006
315.89 8.250%
0.00

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121391213 141,000.00 140,982.22 140,964.32 0.00 0.00 0.00 Voluntary PIF
08/15/2006
17.90 8.000%
4,512.00
121399505 142,400.00 142,400.00 142,400.00 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 6.875%
0.00
Total:
12
3,186,250.00
3,184,932.35
1,212.29
3,183,720.06
0.00
0.00
0.00
21,664.00

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #